Costs (Details 6) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Costs
Depreciation, depletion and amortization: - tangible assets	€ 7,199	€ 7,308	€ 8,646
Depreciation, depletion and amortization: - intangible assets	286	253	303
Depreciation and amortisation expense Before Adjustment	7,485	7,561	8,949
- capitalized direct costs associated with self-constructed assets - tangible assets	(2)	(2)	(9)
Total Depreciation And Amortisation Expense	€ 7,483	€ 7,559	€ 8,940